Summary of Status of Non-Vested Ordinary Shares Granted to Employees and Changes (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 02, 2010	Dec. 31, 2011	Dec. 31, 2010
Number of shares outstanding
Beginning Balance		20,000
Granted	50,000
Vested		(20,000)	(30,000)
Ending Balance			20,000
Weighted average grant date fair value
Beginning Balance		$ 3.49
Granted	$ 3.49
Vested		$ 3.49
Ending Balance			$ 3.49